SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Research income from associate	$ 183,518	$ 207,206	$ 50,205
Purchase from associate	647	7,360	2,499
Service fee paid to directors	3,529	11,268	11,660
Amount due to a director		1,265	1,265
Amounts payable, related party transactions			1,102
Amounts receivable, related party transactions	$ 4,739